THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [2,4]	Douglas G. Ober [1]
Daniel E. Emerson [1,3]	Landon Peters [2,3]
Edward J. Kelly, III [1,4]	John J. Roberts [1,2]
Thomas H. Lenagh [1,4]	Susan C. Schwab [1,3]
W.D. MacCallan [3,4]	Robert J.M. Wilson [1,3]
W. Perry Neff [2,4]

1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
Stephen E. Kohler	Vice President—Research
Lawrence L. Hooper, Jr.	Vice President, Secretary and General Counsel
Maureen A. Jones	Vice President and Chief Financial Officer
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Price (3/31/03)	$10.14
Net Asset Value (3/31/03)	$11.57
Discount:	12.4%

New	York Stock Exchange and Pacific Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper	stock listings are generally under the abbreviation: AdaEx

Distributions in 2003

From Investment Income (paid or declared)	$0.07
From Net Realized Gains	0.03

Total	$0.10

2003 Dividend Payment Dates

March 1, 2003

June 1, 2003

September 1, 2003*

December 27, 2003*

*Anticipated

FIRST QUARTER REPORT

March 31, 2003

LETTER TO STOCKHOLDERS

We submit herewith the financial statements for the three months ended March 31, 2003. Also provided are a schedule of investments and summary financial information.

Net assets of the Company at March 31, 2003 were $11.57 per share on 83,693,350 shares outstanding, compared with $12.12 per share at December 31, 2002 on 84,536,250 shares outstanding. On March 1, 2003, a distribution of $0.05 per share was paid, consisting of $0.03 from 2002 long-term capital gain, $0.01 from 2002 investment income, and $0.01 from 2003 investment income, all taxable in 2003. A regular 2003 investment income dividend of $0.05 per share has been declared to shareholders of record May 16, 2003, payable June 1, 2003.

Net investment income for the three months ended March 31, 2003 amounted to $3,658,419, compared with $4,377,616 for the same period in 2002. These earnings are equal to $0.04 and $0.05 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 2003 amounted to $3,296,880, the equivalent of $0.04 per share.

The Annual Meeting, held on March 25, 2003 in Chicago, Illinois, was well attended by shareholders. The results of the voting at the Annual Meeting are shown on page 14.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the site is www.adamsexpress.com. Also available at the website are a brief history of the Company, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 15 of this report.

Mr. Richard F. Koloski, Executive Vice President, retired from the Company on March 31, 2003. Mr. Koloski has been a member of the Investment Committee, the portfolio management team, since 1986 as well as the Company’s senior energy analyst. His significant contributions to the Company over the years were recognized at the Annual Meeting of Shareholders by ourselves as well as the Board of Directors. We wish him well in his retirement; he will be missed by all.

We are pleased to announce effective March 25, 2003, the Board of Directors elected Mr. Stephen E. Kohler to Vice President—Research. Mr Kohler has been a research analyst with the Company since 1999.

The Company is an internally-managed equity fund whose investment policy is essentially based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

Joseph M. Truta,

President

April 18, 2003

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities (cost $764,368,690)	$798,386,494
Non-controlled affiliate, Petroleum & Resources Corporation (cost $27,963,162)	38,111,273
Short-term investments (cost $130,995,082)	130,995,082	$967,492,849

Cash		108,619
Securities lending collateral		76,081,176
Receivables:
Investment securities sold		603,555
Dividends and interest		968,498
Prepaid expenses and other assets		7,163,729

Total Assets		1,052,418,426

Liabilities
Investment securities purchased		3,254,797
Open written option contracts at value (proceeds $1,371,323)		983,250
Obligations to return securities lending collateral		76,081,176
Accrued expenses		3,410,663

Total Liabilities		83,729,886

Net Assets		$968,688,540

Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 83,693,350 shares		$83,693,350
Additional capital surplus		829,984,018
Undistributed net investment income		6,849,025
Undistributed net realized gain on investments		3,608,159
Unrealized appreciation on investments		44,553,988

Net Assets Applicable to Common Stock		$968,688,540

Net Asset Value Per Share of Common Stock		$11.57

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Three Months Ended March 31, 2003

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers	$4,344,944
From non-controlled affiliate	79,440
Interest and other income	487,507

Total income	4,911,891

Expenses:
Investment research	445,815
Administration and operations	274,761
Directors’ fees	58,500
Reports and stockholder communications	129,941
Transfer agent, registrar and custodian expenses	115,626
Auditing and accounting services	24,136
Legal services	12,308
Occupancy and other office expenses	140,973
Travel, telephone and postage	30,049
Other	21,363

Total expenses	1,253,472

Net Investment Income	3,658,419

Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	3,118,140
Net realized gain distributed by regulated investment company (non-controlled affiliate)	178,740
Change in unrealized appreciation on investments	(50,033,550)

Net Loss on Investments	(46,736,670)

Change in Net Assets Resulting from Operations	$(43,078,251)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Three Months Ended March 31, 2003	Year Ended December 31, 2002
	(unaudited)
From Operations:
Net investment income	$3,658,419	$16,738,360
Net realized gain on investments	3,296,880	44,530,335
Change in unrealized appreciation on investments	(50,033,550)	(330,406,021)

Change in net assets resulting from operations	(43,078,251)	(269,137,326)

Dividends to Stockholders from:
Net investment income	(1,681,663)	(15,955,830)
Net realized gain from investment transactions	(2,522,494)	(47,121,926)

Decrease in net assets from distributions	(4,204,157)	(63,077,756)

From Capital Share Transactions:
Value of shares issued in payment of exercised options and distributions	—	26,003,033
Cost of shares purchased (Note 4)	(8,839,144)	(37,344,175)

Change in net assets from capital share transactions	(8,839,144)	(11,341,142)

Total Decrease in Net Assets	(56,121,552)	(343,556,224)

Net Assets:
Beginning of period	1,024,810,092	1,368,366,316

End of period (including undistributed net investment income of $6,849,025 and $4,872,269, respectively)	$968,688,540	$1,024,810,092

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company’s investment objectives as well as the nature and risk of its investment transactions are set forth in the Company’s registration statement.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at March 31, 2003 was $923,822,933 and net unrealized appreciation aggregated $45,041,239, of which the related gross unrealized appreciation and depreciation were $269,431,713 and $224,390,474, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 2003 were $37,664,892 and $16,830,151, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of March 31, 2003 can be found on page 11.

Transactions in written covered call and collateralized put options during the three months ended March 31, 2003 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2002	6,047	$564,056	6,195	$663,944
Options written	2,200	303,980	8,450	856,624
Options terminated in closing purchase transactions	(100)	(17,354)	(350)	(44,956)
Options expired	(3,797)	(342,808)	(6,095)	(587,664)
Options exercised	—	—	(250)	(24,499)

Options outstanding, March 31, 2003	4,350	$507,874	7,950	$863,449

All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2002, the Company issued 2,426,788 shares of its Common Stock at a price of $10.715 per share (the average market price on December 9, 2002) to stockholders of record November 25, 2002 who elected to take stock in payment of the distribution from 2002 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2003 and 2002 were as follows:

	Shares		Amount
	Three months ended March 31, 2003	Year ended December 31, 2002	Three months ended March 31, 2003	Year ended December 31, 2002
Shares issued in payment of dividends	—	2,426,788	$—	$26,003,033
Shares purchased (at a weighted average discount from net asset value of 11.9% and 10.9%, respectively)	(842,900)	(3,123,800)	(8,839,144)	(37,344,175)

Net change	(842,900)	(697,012)	$(8,839,144)	$(11,341,142)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On March 31, 2003, the Company held a total of 1,539,912 shares of its Common Stock at a cost of $16,393,570. There were 697,012 shares at a cost of $7,554,426 of its Common Stock held at December 31, 2002.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company’s Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 2003, 259,023 options were outstanding, with a weighted average exercise price of $11.1902 per share. During the three months ended March 31, 2003, the Company granted options including stock appreciation rights for 57,398 shares of common stock with a weighted average exercise price of $10.975. Stock options and stock appreciation rights relating to 43,619 shares, and having a weighted average exercise price of $11.1536, were cancelled. At March 31, 2003, there were outstanding exercisable options to purchase 120,549 common shares at $2.6042-$19.0100 per share (weighted average price of $10.6519), and unexercisable options to purchase 152,253 common shares at $4.3883-$19.0100 per share (weighted average price of $11.4454). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 5.4880 years and 7.2180 years, respectively. Total compensation expense recognized for the three months ended March 31, 2003 related to the stock options and stock appreciation rights plan was $(80,461). At March 31, 2003, there were 1,242,752 shares available for future option grants.

5. Retirement Plans

The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 5 years of employment. The Company’s current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. As of March 31, 2003, the plan assets, consisting of investments in individual stocks, bonds and mutual funds were $9,780,628. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 6.75%, the expected rate of annual salary increases was 7.0%, and the long-term expected rate of return on plan assets was 8.0%. The projected benefit obligation as of March 31, 2003 was $6,348,424. Prepaid pension cost included in other assets at March 31, 2003 was $6,176,509.

In addition, the Company has a nonqualified benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at March 31, 2003 for employees and former employees of the Company was $2,324,912. Aggregate remuneration paid or accrued during the three months ended March 31, 2003 to key employees and directors amounted to $431,762.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2003, the Company had securities on loan of $71,738,728 and held collateral of $76,081,176, consisting of repurchase agreements.

FINANCIAL HIGHLIGHTS

	Three Months Ended
	(unaudited)
	March 31, 2003		March 31, 2002		Year Ended December 31
					2002	2001	2000	1999	1998
Per Share Operating Performance*

Net asset value, beginning of period	$12.12		$16.05		$16.05	$23.72	$26.85	$21.69	$19.01

Net investment income	0.04		0.05		0.20	0.26	0.26	0.25	0.30

Net realized gains and change in unrealized appreciation and other changes	(0.55)		(0.22)		(3.38)	(6.21)	(1.51)	6.71	3.90

Total from investment operations	(0.51)		(0.17)		(3.18)	(5.95)	(1.25)	6.96	4.20

Less distributions

Dividends from net investment income	(0.02)		(0.02)		(0.19)	(0.26)	(0.22)	(0.26)	(0.30)

Distributions from net realized gains	(0.03)		(0.06)		(0.57)	(1.39)	(1.63)	(1.37)	(1.10)

Total distributions	(0.05)		(0.08)		(0.76)	(1.65)	(1.85)	(1.63)	(1.40)

Capital share repurchases	0.01		0.01		0.05	0.04	0.10	—	—

Reinvestment of distributions	—		—		(0.04)	(0.11)	(0.13)	(0.17)	(0.12)

Total capital share transactions	0.01		0.01		0.01	(0.07)	(0.03)	(0.17)	(0.12)

Net asset value, end of period	$11.57		$15.81		$12.12	$16.05	$23.72	$26.85	$21.69

Per share market price, end of period	$10.14		$14.12		$10.57	$14.22	$21.00	$22.38	$17.75

Total Investment Return

Based on market price	(3.6)%		(0.1)%		(20.6)%	(24.7)%	1.7%	36.1%	19.3%

Based on net asset value	(4.1)%		(0.9)%		(19.4)%	(24.7)%	(4.3)%	33.6%	23.7%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$968,689		$1,342,888		$1,024,810	$1,368,366	$1,951,563	$2,170,802	$1,688,080

Ratio of expenses to average net assets	0.51%	†	0.34%	†	0.34%	0.19%	0.24%	0.32%	0.22%

Ratio of net investment income to average net assets	1.48%	†	1.31%	†	1.42%	1.33%	0.97%	1.06%	1.48%

Portfolio turnover	7.96%	†	26.96%	†	17.93%	19.15%	12.74%	15.94%	22.65%

Number of shares outstanding at end of period (in 000’s)*	83,693		84,916		84,536	85,233	82,292	80,842	77,815

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.

†  Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

March 31, 2003

(unaudited)

	Prin. Amt. or Shares	Value (A)
Stocks and Convertible Securities — 86.4% Consumer — 11.8%
BJ’s Wholesale Club, Inc. (B)	500,000	$5,650,000
Brinker International Inc. (B)	515,000	15,707,500
Coca-Cola Co.	200,000	8,096,000
Dean Foods Co. (B)	477,400	20,485,234
Gannett Inc.	87,500	6,162,625
Hershey Foods Corp.	70,000	4,386,200
PepsiCo, Inc.	440,000	17,600,000
Procter & Gamble Co.	170,000	15,138,500
Safeway, Inc. (B)	415,000	7,855,950
Target Corp.	460,000	13,459,600

		114,541,609

Energy — 5.5%
BP plc ADR	270,000	10,419,301
Exxon Mobil Corp.	130,000	4,543,500
Petroleum & Resources Corporation (C)	1,985,996	38,111,273

		53,074,074

Financials — 14.9%
Banking — 8.9%
BankNorth Group, Inc.	474,000	10,337,940
Compass Bancshares Inc.	175,000	5,472,250
Federal Home Loan Mortgage Corp.	160,000	8,496,000
Investors Financial Services Corp. (D)	495,000	12,053,250
Provident Bancshares Corp.	335,021	7,732,295
Wachovia Corp.	380,000	12,946,600
Wells Fargo & Co.	400,000	17,996,000
Wilmington Trust Corp.	420,000	11,676,000

		86,710,335

Insurance — 6.0%
AMBAC Financial Group, Inc.	400,000	20,208,000
American International Group, Inc.	763,675	37,763,730

		57,971,730

	Prin. Amt. or Shares	Value (A)

Health Care — 15.4%
Abbott Laboratories	350,000	$13,163,500
Affymetrix Inc. (B)(D)	210,000	5,460,000
Bristol-Myers Squibb Co.	345,000	7,289,850
Enzon Pharmaceuticals, Inc. (B)	100,000	1,135,000
Genentech, Inc. (B)	300,000	10,503,000
GlaxoSmithKline plc ADR	250,360	8,810,168
HCA Inc. (D)	450,000	18,612,000
Johnson & Johnson	360,000	20,833,200
Laboratory Corp. of America Holdings (B)(D)	325,000	9,636,250
Lilly (Eli) & Co.	190,000	10,858,500
Pfizer Inc.	484,500	15,097,020
Pharmacia Corp.	368,900	15,973,370
Vertex Pharmaceuticals Inc. (B)	70,000	778,400
Wyeth Co.	300,000	11,346,000

		149,496,258

Industrials — 13.1%
Black & Decker Corp.	300,000	10,458,000
Boeing Co.	300,000	7,518,000
Canadian National Railway Co. (D)	170,000	7,276,000
Corning Inc. (B)(D)	1,170,000	6,832,800
General Electric Co.	1,182,500	30,153,750
Ingersoll-Rand Co. Ltd.	250,000	9,647,500
R.R. Donnelley & Sons Co.	500,000	9,160,000
3M Co.	145,000	18,854,350
United Parcel Service, Inc.	80,000	4,560,000
United Technologies Corp.	380,000	21,956,400

		126,416,800

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2003

(unaudited)

	Prin. Amt. or Shares	Value (A)
Information Technology — 10.1%
Communication Equipment — 1.6%
Lucent Technologies Inc. (B)(D)	400,000	$588,000
Nokia Corp. ADR (D)	1,050,000	14,710,500

		15,298,500

Computer Related — 7.0%
BEA Systems Inc. (B)(D)	435,000	4,432,650
BMC Software Inc. (B)	310,000	4,677,900
Cisco Systems, Inc. (B)	1,755,000	22,639,500
DiamondCluster International Inc. (B)	497,500	696,500
Microsoft Corp.	315,000	7,626,150
Oracle Corp. (B)	880,000	9,547,120
Sapient Corp. (B)	1,150,000	1,759,500
Siebel Systems Inc. (B)	770,000	6,167,700
Sun Microsystems Inc. (B)	515,000	1,678,900
Symantec Corp. 3.00% Conv. Sub. Notes due 2006 (E)	$500,000	680,628
Symantec Corp. (B)(D)	200,000	7,836,000

		67,742,548

Electronics — 1.5%
Intel Corp.	510,000	8,302,800
Solectron Corp. (B)(D)	2,000,000	6,040,000

		14,342,800

	Prin. Amt. or Shares	Value (A)
Materials — 1.8%
Albemarle Corp.	225,400	$5,488,490
Rohm & Haas Co.	400,000	11,912,000

		17,400,490

Telecom Services — 4.7%
Alltel Corp.	350,000	15,666,000
BellSouth Corp.	415,000	8,993,050
SBC Communications Inc.	595,000	11,935,700
Vodafone Group plc ADS (D)	492,614	8,975,418

		45,570,168

Utilities — 9.1%
Black Hills Corp.	374,500	10,295,005
CINergy Corp.	440,000	14,806,000
Duke Energy Corp. 8.25% Conv. Pfd. due 2004 (D)	400,000	5,040,000
Duke Energy Corp.	355,000	5,161,700
Keyspan Corp.	400,000	12,900,000
MDU Resources Group, Inc.	450,000	12,564,000
Northwestern Corp. (D)	500,000	1,050,000
Philadelphia Suburban Corp. (D)	875,000	19,206,250
TECO Energy, Inc. (D)	650,000	6,909,500

		87,932,455

Total Stocks and Convertible Securities (Cost $792,331,852) (F)		836,497,767

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2003

(unaudited)

	Prin. Amt.	Value (A)
Short-Term Investments — 13.5%
U.S. Government Obligations — 3.6%
U.S. Treasury Bills, 1.10%, due 5/22/03	$35,000,000	$34,945,458

Certificates of Deposit — 1.5% Mercantile-Safe Deposit & Trust Co., 1.15-1.25%, due 4/21/03-6/25/03	15,000,000	15,000,000

Commercial Paper — 8.4%
AIG Funding, Inc., 1.23%, due 5/6/03	12,675,000	12,659,843
ChevronTexaco Corp., 1.19-1.23%, due 4/10/03-5/1/03	4,670,000	4,666,238
Coca-Cola Enterprises, Inc., 1.24%, due 4/8/03	13,325,000	13,321,787
GMAC MINT, 1.23%, due 4/30/03	7,100,000	7,092,965
GMAC New Center Asset Trust, 1.24-1.27%, due 4/3/03-4/22/03	4,125,000	4,123,566

	Prin. Amt.	Value (A)

General Electric Capital Corp., 1.20-1.24%, due 4/15/03-5/6/03	$11,085,000	$11,075,440
Toyota Motor Credit Corp., 1.22%, due 4/10/03	13,125,000	13,120,997
Wells Fargo Financial, Inc., 1.17%, due 4/24/03	15,000,000	14,988,788

		81,049,624

Total Short-Term Investments (Cost $130,995,082)		130,995,082

Total Investments — 99.9% (Cost $923,326,934)		967,492,849
Cash, receivables and other assets, less liabilities — 0.1%		1,195,691

Net Assets — 100.0%		$968,688,540

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Some or all of these securities are on loan. See Note 7 to Financial Statements.
(E)	Restricted security (Symantec Corp. 3.00% Conv. Sub. Notes due 2006 acquired 10/18/01, cost $500,000).
(F)	The aggregate market value of stocks held in escrow at March 31, 2003 covering open call option contracts written was $18,159,850. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $28,256,250.

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

March 31, 2003

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Appreciation/ (Depreciation)

COVERED CALLS
250	Affymetrix Inc.	$ 35	Aug	03	$9,375
250	American International Group Inc.	60	Aug	03	1,379
250	American International Group Inc.	100	Jan	04	24,999
2,000	Cisco Systems Inc.	25	Jan	04	150,994
100	Federal Home Loan Mortgage Corp.	65	Oct	03	2,800
100	Procter & Gamble Co.	90	Jul	03	(28,400)
100	Procter & Gamble Co.	95	Jul	03	(7,500)
100	Procter & Gamble Co.	100	Oct	03	(5,000)
100	Symantec Corp.	50	Apr	03	24,049
100	Symantec Corp.	50	Jul	03	5,499
100	Symantec Corp.	55	Jul	03	11,599
200	Symantec Corp.	55	Oct	03	16,099
200	3M Co.	140	Apr	03	16,099
250	3M Co.	150	Jul	03	1,384
250	United Technologies Corp.	75	Aug	03	24,999

4,350					248,375

COLLATERALIZED PUTS
100	Albemarle Corp.	22.50	Jun	03	2,100
250	Alltel Corp.	35	Jul	03	13,999
250	Alltel Corp.	40	Jul	03	199
350	BEA Systems Inc.	7.50	Sep	03	5,424
100	Boeing Co.	25	May	03	(6,900)
150	Boeing Co.	22.50	Aug	03	(7,350)
250	Canadian National Railway Co.	40	Apr	03	27,624
250	Canadian National Railway Co.	35	Jul	03	7,624
250	Coca-Cola Co.	35	May	03	18,874
200	Federal Home Loan Mortgage Corp.	45	Jul	03	2,725
250	Gannett Inc.	65	Apr	03	10,249
150	Gannett Inc.	70	Apr	03	(4,501)
100	Gannett Inc.	65	May	03	(2,400)
250	Gannett Inc.	60	Jul	03	6,249
250	Gannett Inc.	55	Oct	03	(6,251)
100	Gannett Inc.	60	Oct	03	(4,401)
100	Hershey Foods Corp.	55	Aug	03	(2,400)
250	Ingersoll-Rand Co. Ltd.	32.50	Jun	03	5,249
250	Investors Financial Services Corp.	25	Apr	03	(2,276)
250	Investors Financial Services Corp.	22.50	Jul	03	(4,901)
250	Investors Financial Services Corp.	20	Oct	03	(6,776)
250	Laboratory Corp. of America Holdings	20	May	03	18,124
150	Lilly (Eli) & Co.	50	Apr	03	14,999
250	Lilly (Eli) & Co.	45	Jul	03	4,999
50	MDU Resources Group, Inc.	20	Apr	03	3,549
500	Microsoft Corp.	20	Apr	03	22,624
250	Microsoft Corp.	17.50	Jul	03	12,624
500	Microsoft Corp.	23.75	Jul	03	(21,001)
150	Procter & Gamble Co.	55	Apr	03	15,075
250	Procter & Gamble Co.	65	Jul	03	18,749
100	Rohm & Haas Co.	25	Jul	03	4,100
100	Rohm & Haas Co.	30	Jul	03	(12,400)
250	Safeway, Inc.	20	Jun	03	(26,001)
250	Target Corp.	22.50	Jul	03	11,499
200	United Parcel Service, Inc.	55	Apr	03	14,099
250	United Parcel Service, Inc.	50	Jul	03	4,999
100	United Parcel Service, Inc.	45	Oct	03	1,500

7,950					139,698

					$388,073

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended March 31, 2003

(unaudited)

	Shares
	Additions		Reductions	Held March 31, 2003

Albemarle Corp.	400			225,400

Alltel Corp.	75,000			350,000

BEA Systems Inc.	35,000			435,000

BJ’s Wholesale Club, Inc.	25,000			500,000

Canadian National Railway Co.	62,700			170,000

Compass Bancshares Inc.	175,000			175,000

Gannett Inc.	87,500			87,500

Ingersoll-Rand Co. Ltd.	87,800			250,000

Laboratory Corp. of America Holdings	325,000			325,000

Microsoft Corp.	315,000	(1)		315,000

Ericsson (L.M.) Telephone Co. ADR			200,000	—

Mellon Financial Corp.			420,000	—

Vertex Pharmaceuticals Inc.			178,016	70,000

Wells Fargo & Co.			100,000	400,000

(1)	Received 65,000 shares from 2-for-1 stock split.

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*		Distributions from Net Realized Gains per Share*
1993	$840,610,252	63,746,498	$13.19	$.30		$.79
1994	798,297,600	66,584,985	11.99	.33		.73
1995	986,230,914	69,248,276	14.24	.35		.76
1996	1,138,760,396	72,054,792	15.80	.35		.80
1997	1,424,170,425	74,923,859	19.01	.29		1.01
1998	1,688,080,336	77,814,977	21.69	.30		1.10
1999	2,170,801,875	80,842,241	26.85	.26		1.37
2000	1,951,562,978	82,292,262	23.72	.22		1.63
2001	1,368,366,316	85,233,262	16.05	.26		1.39
2002	1,024,810,092	84,536,250	12.12	.19		.57
March 31, 2003 (unaudited)	968,688,540	83,693,350	11.57	.07	†	.03

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
†	Paid or declared.

Common Stock

Listed on the New York Stock Exchange

and the Pacific Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke L.L.P.

Independent Accountants: PricewaterhouseCoopers LLP

Transfer Agent, Registrar & Custodian of Securities: The Bank of New York

ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders was held on March 25, 2003. For those nominated, the following votes were cast for directors:

	votes for	votes withheld
(A) Enrique R. Arzac:	69,714,532	2,135,181

(B) Daniel E. Emerson:	69,311,442	2,538,271

(C) Edward J. Kelly, III:	69,633,872	2,215,841

(D) Thomas H. Lenagh:	68,995,035	2,854,678

(E) W.D. MacCallan:	69,420,785	2,428,928

(F) W. Perry Neff:	69,451,144	2,398,569

(G) Douglas G. Ober:	69,612,554	2,237,159

(H) Landon Peters:	69,622,110	2,227,603

(I) John J. Roberts:	69,174,486	2,675,227

(J) Susan C. Schwab:	69,579,749	2,269,964

(K) Robert J.M. Wilson:	69,202,675	2,647,038

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the firm of independent accountants of the Company for 2003 was approved with 70,160,948 votes for, 1,019,576 votes against, and 669,189 votes abstaining.

A proposal to approve an amendment to the Company’s Stock Option Plan to extend the term of the Plan for an additional three years was approved with 62,688,124 votes for, 7,563,253 votes against, and 1,598,336 votes abstaining.

A stockholder proposal to request the Board of Directors to consider placing performance limitations on when stock option grants may be awarded to the Company’s investment personnel was defeated. Of the 37,426,892 shares that were voted on this proposal (abstentions are not included in this calculation), 11,447,766 shares (30.6%) were voted for, and 25,979,126 shares (69.4%) were voted against. 2,785,459 shares abstained. Of the total number of shares outstanding as of February 14, 2003, the record date for the meeting, 13.6% per cent were voted for the proposal.

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

BuyDIRECTSM*

BuyDIRECT is a direct purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, The Bank of New York. The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment	$7.50
A one-time fee for new accounts who are not currently registered holders.

Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share
Reinvestment of Dividends**
Service Fee	10% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share
Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share
Deposit of Certificates for safekeeping	Included
Book to Book Transfers	Included
To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments
Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of BuyDIRECT as well as an enrollment form may be obtained by contacting The Bank of New York.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, The Bank of New York’s Dividend Reinvestment Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in the Plan or contact The Bank of New York about the BuyDIRECT Plan.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, Secretary and General Counsel

Seven St. Paul Street, Suite 1140,

Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

The Bank of New York

Address Shareholder Inquiries to:

Shareholder Relations Department

P.O. Box 11258 Church Street Station

New York, NY 10286

(877) 260-8188

Website: www.stockbny.com

E-mail: Shareowners@bankofny.com

Send Certificates for Transfer

and Address Changes to:

Receive and Deliver Department

P.O. Box 11002 Church Street Station

New York, NY 10286

*BuyDIRECT is a service mark of The Bank of New York.

**The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There would be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.